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                      ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C

                       SUPPLEMENT DATED DECEMBER 23, 2002
                                     TO THE
                       PROSPECTUS DATED SEPTEMBER 16, 2002
                                       FOR
                        MERRILL LYNCH CONSULTS ANNUITY(SM)

Effective December 23, 2002, the subaccount investing in the Roszel/Neuberger Berman Small Cap Growth Portfolio will be closed to allocations of premiums and contract value.

                                  *     *     *

If you have any questions about this change, please contact your Financial Advisor, or call or write the Service Center at (800) 333-6524, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.